Investment Securities, Equity Securities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Investments [Abstract]
Unrealized gain on exchange of common stock	[1]	$ 1,383	$ 0	$ 0
Visa Class B-1 Common Stock [Member]
Other Investments [Abstract]
Number of common stock shares exchanged (in shares)		6,528
Visa Class C Common Stock [Member]
Other Investments [Abstract]
Unrealized gain on exchange of common stock		$ 1,400
Investment, carrying value		0
Visa Class B-2 Common Stock [Member]
Other Investments [Abstract]
Investment, carrying value		$ 0

[1]	Not within the scope of ASC 606.